Segment information - Summary of Non-Current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	€ 4,519	€ 3,626
Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Non-current assets	422	414	€ 547
Property and Equipment and Lease Right-of-Use Assets | Sweden
Disclosure of operating segments [line items]
Non-current assets	102	67	84
Property and Equipment and Lease Right-of-Use Assets | United States
Disclosure of operating segments [line items]
Non-current assets	226	270	387
Property and Equipment and Lease Right-of-Use Assets | Other countries
Disclosure of operating segments [line items]
Non-current assets	€ 94	€ 77	€ 76